Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	As of December 31,
	2019	2020
	RMB	RMB
Long-term borrowing, current	14,390	3,618
Long-term borrowings, non-current	5,000	15,242
Total	19,390	18,860